Long-Term Debt - Additional Information - $117 Million Hilda Loan Facility (Detail) - USD ($)	1 Months Ended	12 Months Ended
	Jul. 31, 2011	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Total long-term debt		$ 671,690,000	$ 613,221,000
Line of credit facility expiration date		Dec. 31, 2018
Minimum liquidity of Partnership			17,000,000
Minimum EBITDA to interest ratio		250.00%
Vessel Acquired [Member]
Debt Instrument [Line Items]
Increase in minimum liquidity of partnership			$ 1,000,000
117 Million Loan Facility [Member] | Hilda Facility [Member]
Debt Instrument [Line Items]
Total long-term debt	$ 117,000,000
Line of credit facility expiration period	5 years
Line of credit facility expiration date	Jul. 31, 2018
Minimum liquidity of Partnership		$ 17,000,000
Minimum book equity ratio for Partnership		30.00%
Minimum EBITDA to interest ratio		250.00%
117 Million Loan Facility [Member] | Hilda Facility [Member] | Vessel Acquired [Member]
Debt Instrument [Line Items]
Increase in minimum liquidity of partnership		$ 1,000,000
117 Million Loan Facility [Member] | Hilda Facility [Member] | Vessel Owned [Member]
Debt Instrument [Line Items]
Increase in minimum liquidity of partnership		$ 1,500,000
117 Million Loan Facility [Member] | Hilda Facility [Member] | First Two Years [Member]
Debt Instrument [Line Items]
Market value percentage of secured loan facility outstanding balance		110.00%
117 Million Loan Facility [Member] | Hilda Facility [Member] | Third and Fourth Years [Member]
Debt Instrument [Line Items]
Market value percentage of secured loan facility outstanding balance		120.00%
117 Million Loan Facility [Member] | Hilda Facility [Member] | Thereafter [Member]
Debt Instrument [Line Items]
Market value percentage of secured loan facility outstanding balance		125.00%
117 Million Loan Facility [Member] | Hilda Facility [Member] | Libor Plus [Member]
Debt Instrument [Line Items]
Percentage of fixed interest margin rate	2.50%